Commitments, Contingencies and Guarantees - Schedule of Commitments (Details) $ in Millions	Nov. 30, 2021 USD ($)
Guarantor Obligations [Line Items]
2022	$ 13,029.5
2023	624.3
2024 and 2025	9.0
2026 and 2027	64.6
2028 and Later	6.4
Maximum Payout	13,733.8
Equity commitments
Guarantor Obligations [Line Items]
2022	333.2
2023	27.5
2024 and 2025	3.6
2026 and 2027	4.6
2028 and Later	6.4
Maximum Payout	375.3
Loan commitments
Guarantor Obligations [Line Items]
2022	250.0
2023	25.5
2024 and 2025	0.0
2026 and 2027	60.0
2028 and Later	0.0
Maximum Payout	335.5
Underwriting commitments
Guarantor Obligations [Line Items]
2022	167.0
2023	0.0
2024 and 2025	0.0
2026 and 2027	0.0
2028 and Later	0.0
Maximum Payout	167.0
Forward starting reverse repos
Guarantor Obligations [Line Items]
2022	7,682.3
2023	0.0
2024 and 2025	0.0
2026 and 2027	0.0
2028 and Later	0.0
Maximum Payout	7,682.3
Forward starting repos
Guarantor Obligations [Line Items]
2022	4,572.0
2023	0.0
2024 and 2025	0.0
2026 and 2027	0.0
2028 and Later	0.0
Maximum Payout	4,572.0
Other unfunded commitments
Guarantor Obligations [Line Items]
2022	25.0
2023	571.3
2024 and 2025	5.4
2026 and 2027	0.0
2028 and Later	0.0
Maximum Payout	601.7
Forward starting securities purchased under agreements to resell settled
Guarantor Obligations [Line Items]
Maximum Payout	$ 7,670.0